UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

700 N. Water Street, Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
700 N. Water Street, Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 271-2726

Date of fiscal year end: June 30
Date of reporting period: March 31, 2008

Item 1.  Schedule of Investments.

Portfolio of Investments
  As of March 31, 2008 (Unaudited)

The Primary Trend Fund

			Market
Shares		Cost	Value
	COMMON STOCKS 79.0%
5,000	Allstate Corp. (Insurance)	$135,401	$240,300
7,000	Amgen, Inc.* (Biotechnology)	358,075	292,460
10,000	Anheuser-Busch Companies, Inc. (Beverages)	350,805	474,500
28,333	Aqua America, Inc. (Water Utilities)	594,697	532,094
7,000	AstraZeneca plc (Pharmaceuticals)	316,987	265,930
20,000	CBS Corp. (Media)	569,600	441,600
5,000	Centex Corp. (Home Construction)	120,736	121,050
25,000	Citigroup, Inc. (Diversified Financial Services)	787,402	535,500
9,000	Coca-Cola Co. (Beverages)	386,942	547,830
40,000	D.R. Horton, Inc. (Home Construction)	558,088	630,000
10,000	Darden Restaurants, Inc. (Hotels Restaurants & Leisure)	233,731	325,500
17,000	Eli Lilly & Co. (Pharmaceuticals)	922,129	877,030
23,000	General Electric Co. (Industrial Conglomerates)	668,649	851,230
22,000	Home Depot, Inc. (Specialty Retail)	793,737	615,340
30,000	Intel Corp. (Semiconductors)	702,438	635,400
10,000	Intuit, Inc.* (Software)	269,040	270,100
18,000	J.P. Morgan Chase & Co. (Diversified Financial Services)	759,586	773,100
9,000	Johnson & Johnson (Pharmaceuticals)	429,739	583,830
23,000	KB Home (Home Construction)	633,110	568,790
25,000	Kraft Foods, Inc. (Food Products)	805,050	775,250
10,000	Merrill Lynch & Co, Inc. (Investment Brokers)	522,810	407,400
30,000	Microsoft Corp. (Software)	797,298	851,400
6,000	PartnerRe Ltd. (Insurance)	200,735	457,800
30,000	Pfizer, Inc. (Pharmaceuticals)	725,809	627,900
5,000	SLM Corp.* (Consumer Finance)	144,006	76,750
6,000	United Technologies Corp. (Aerospace & Defense)	124,476	412,920
5,000	Verizon Communications, Inc. (Diversified Telecommunication)	167,750	182,250
6,000	Wal-Mart Stores, Inc. (Food & Staples Retailing)	318,768	316,080
17,000	Waste Management, Inc. (Commercial Services & Supplies)	638,792	570,520
18,000	Wells Fargo & Co. (Commercial Banks)	555,468	523,800
	Total Common Stocks	14,591,854	14,783,654
Principal
Amount
	BONDS AND NOTES 2.1%
	Corporate Bond
$400,000	Alabama Power Co., 3.13%, 5/1/08	399,899	399,718
	Total Bonds and Notes	399,899	399,718

	SHORT-TERM INVESTMENTS 19.1%
	Variable Rate Demand Notes
3,564,790	US Bank Demand Note, 2.40%, 4/3/08	3,564,790	3,564,790
	Total Short-Term Investments	3,564,790	3,564,790

	TOTAL INVESTMENTS 100.2%	$18,556,543	18,748,162
	Liabilities less Other Assets (0.2) %		(35,259)
	NET ASSETS 100.0%		$18,712,903

*   Non-income Producing

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

Organization
The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Trend Fund “Fund" is registered under the Investment Company Act of 1940 as an open-end investment management company.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At March 31, 2008, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes of $18,556,543 for the Trend Fund, was as follows:

Unrealized appreciation	$1,573,054
Unrealized (depreciation)	(1,381,435)
Net appreciation on investments	$191,619

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: May 9, 2008

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: May 9, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)